Commitments - Schedule of Maturities of Aggregate Operating Lease Liabilities (Details) (10-Q)	Apr. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019 (remainder)	$ 15,000
2020	36,000
2021	36,000
2022	36,000
2023	36,000
Thereafter	48,000
Total minimum lease payments	207,000
Imputed interest	(47,000)
Total	$ 160,000